UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21655

A T Funds Investment Trust
(Exact name of registrant as specified in charter)

300 Pacific Coast Highway, Suite 305
Huntington Beach, California 92648
(Address of principal executive offices) (Zip code)

Alexander L. Popof, Treasurer
300 Pacific Coast Highway, Suite 305
Huntington Beach, California 92648
(Name and address of agent for service)

(714) 969-0521
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2008

Date of reporting period:  March 31, 2008

Item 1. Report to Stockholders.

A T FUND OF FUNDS

ANNUAL REPORT

March 31, 2008

A T FUND OF FUNDS
SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2008

Shares	Security Description	Fair Value
Common Stock - 2.1%
Guernsey - 2.1%
104,099	Tetragon Financial Group, Ltd.	$ 541,315
Total Common Stock (Cost $1,040,990)		541,315

Units
Portfolio Funds - 71.2%
United States - 71.2%
7,378	Eidesis Structured Credit Fund, LP	6,765
1,600,000	Elgin Corporate Credit Partners, LP	751,074
500,000	Good Hill Partners, LP	447,816
750,000	Marathon Structured Finance Fund, LP	866,327
1,807	Midway Market Neutral Fund, LLC	2,514,273
1,541,210	MKP Credit II, LP	1,961,650
750,000	Mortgage Opportunity Fund VI, Series A, LP	713,516
3,323,173	New Ellington Credit Partners, LP	2,650,529
2,724,203	New Ellington Partners, LP	2,841,855
1,750,000	Pursuit Capital Management Fund I, LP	2,018,881
1,000,000	Smith Breeden Mortgage Partners, LP	1,210,345
1,694,684	Sorin Fund, LP	2,384,678
Total United States (Cost $17,490,649)		18,367,709
Total investments in Portfolio Funds (Cost $17,490,649)		18,367,709

Total investments (a) - 73.3% (Cost $18,531,639)		$ 18,909,024
Other assets and liabilities, Net - 26.7%		6,890,510
Total net assets - 100.0%		$ 25,799,534

(a) Cost for Federal income tax purposes is substantially the same as for financial statement purposes.
Net unrealized appreciation (depreciation) consists of:

	Gross Unrealized Appreciation	$ 2,487,911
	Gross Unrealized (Depreciation)	(2,110,526)
	Net Unrealized Appreciation	$377,385
See Notes to Financial Statements.

A T FUND OF FUNDS
STATEMENT OF ASSETS AND LIABILITIES
AS OF MARCH 31, 2008

ASSETS
Investments at fair value (Cost $18,531,639)		$ 18,909,024
Cash		1,724,512
Receivables:
Due from Portfolio Funds		8,523,039
Dividends		15,615
Interest		3,857
Prepaid expenses		4,477
Total assets		29,180,524

LIABILITIES
Payables:
Capital redemption		3,200,000
Accrued expenses:
Advisory fees		71,412
Other accrued expenses		109,578
Total liabilities		3,380,990

NET ASSETS		$ 25,799,534

COMPONENTS OF NET ASSETS
Paid-in capital		$ 26,817,386
Distributable earnings
Accumulated net investment (loss)	(1,912,121)
Accumulated net realized gain on investments in Portfolio Funds	516,884
Net unrealized appreciation on investments in Portfolio Funds	377,385
Total distributable earnings		(1,017,852)
NET ASSETS		$ 25,799,534

SHARES OUTSTANDING		263,250
NET ASSET VALUE, Offering and Redemption Price Per Share
(10,000,000 shares authorized, $0.01 par value per share):
Based on net assets of $25,799,534 and 263,250 shares outstanding
		$ 98.00

See Notes to Financial Statements.

A T FUND OF FUNDS
STATEMENT OF OPERATIONS
FISCAL YEAR ENDED MARCH 31, 2008

INVESTMENT INCOME
Interest	$ 46,769
Dividends	46,845
Total investment income	93,614

EXPENSES
Investment advisory fees	691,962
Professional fees	160,838
Administration fees	103,858
Trustees' fees	54,286
Transfer agent fees	9,409
Custodian fees	3,929
Registration fees	1,670
Other fees	38,324
Total expenses	1,064,276
Less: fees waived	(199,311)
Total expenses net of fee waiver	864,965

NET INVESTMENT INCOME (LOSS)	(771,351)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	378,114
Net change in unrealized appreciation (depreciation) on investments	(3,657,219)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(3,279,105)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (4,050,456)

See Notes to Financial Statements.

A T FUND OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Fiscal Year Ended March 31,
	2008	2007
OPERATIONS
Net investment income (loss)	$ (771,351)	$ (716,305)
Net realized gain (loss) on investments	378,114	58,925
Net change in unrealized appreciation (depreciation)
of investments	(3,657,219)	2,660,823
	(4,050,456)	2,003,443

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,850,000	11,450,000
Payments for shares redeemed	(8,912,617)	(3,736,997)
Repurchase fees	—	5,000
Increase (decrease) from capital share transactions	(6,062,617)	7,718,003

Increase (decrease) in net assets	(10,113,073)	9,721,446

NET ASSETS
Beginning of period	35,912,607	26,191,161
End of period (a)	$ 25,799,534	$ 35,912,607

SHARE TRANSACTIONS
Sale of shares	25,563	106,540
Redemption of shares	(84,865)	(34,564)
Incresase (decrease) in shares	(59,302)	71,976

(a) End of year net assets includes an accumulated net investment loss of $1,912,121 as of March 31, 2008 and $1,140,770 as of March 31, 2007.

See Notes to Financial Statements.

A T FUND OF FUNDS
STATEMENT OF CASH FLOWS
FISCAL YEAR ENDED MARCH 31, 2008

Increase (decrease) in cash -
Cash flows from operating activities:
Net decrease in net assets resulting from operations	$ (4,050,456)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Net realized (gain) loss on investments	(378,114)
Net change in unrealized appreciation/depreciation on investments	3,657,219
Payment for puchases investments	(1,500,000)
Proceeds from sale of investments	15,125,744
Changes in operating assets and liabilities:
Due from Portfolio Funds	(8,480,303)
Dividends receivable	(15,615)
Interest receivable	(644)
Prepaid expenses	(2,264)
Advance for investment in Portfolio Funds	500,000
Accrued investment advisory fees	(9,339)
Other accrued expenses	21,411
Other liabilities	(1,570)
Net cash provided by operating activities	4,866,069

Cash flows from financing activities:
Proceeds from shares issued	2,850,000
Payment for shares redeemed	(6,263,915)
Net cash used by financing activities	(3,413,915)

Net increase (decrease) in cash	1,452,154

Cash
Beginning of period	272,358
End of period	$ 1,724,512

See Notes to the financial statements.

A T FUND OF FUNDS
FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

	Fiscal Year Ended March 31,			October 8, 2004(a) through March 31,
	2008	2007	2006	2005
NET ASSET VALUE, Beginning of Year	$111.34	$104.52	$100.00	$100.00

INVESTMENT OPERATIONS
Net investment income (loss)	(3.73)	(1.84)	(1.69)	—
Net realized and unrealized gains (losses)	(9.61)	8.64	6.21	—
Total from investment operations	(13.34)	6.80	4.52	—
Repurchase fee	—	0.02	—	—
NET ASSET VALUE, End of Year	$98.00	$111.34	$104.52	$100.00
TOTAL RETURN (b)	(11.98)%	6.53%	4.52%	0.00%

RATIOS/SUPPLEMENTARY DATA
Net assets, end of year (000's omitted)	$25,800	$35,913	$26,191	$100
Ratios to average net assets: (c)
Expenses	2.50%	2.50%	2.50%	0.03%
Expenses, excluding reimbursement/waiver of fees	3.08%	3.34%	4.45%	471.98%
Net investment income (loss)	(2.23)%	(2.25)%	(2.21)%	0.00%
PORTFOLIO TURNOVER RATE (b)	5%	21%	16%	0%

(a) Inception.
(b) Not annualized for periods less than one year.
(c) Does not reflect the Fund's proportional share of income and expenses of the underlying Portfolio Funds.
Annualized for periods less than one year.

See Notes to Financial Statements.

A T FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2008

Note 1.  Organization

A T Funds Investment Trust (the “Trust”) is a Delaware statutory trust, which was formed on October 8, 2004 (“Inception”), commenced investment operations on May 1, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company.  A T Fund of Funds (the “Fund”) is the sole series of the Trust.  The Fund may issue an unlimited number of shares.  The Board of Trustees of the Trust (the “Board”) has authorized issuance of 10,000,000 shares with a par value of $0.01 per share.  The Fund is a specialized investment vehicle that is referred to as a private “fund of hedge funds.”

Note 2.  Liquidation

On January 30, 2008, the Board approved a plan of liquidation for the Fund.  Accordingly, the Fund is no longer accepting subscriptions for shares, has ceased making new portfolio investments and is seeking to liquidate its current portfolio investments as soon as practicable.  The Fund intends to distribute its net assets to shareholders on a pro rata basis in a series of liquidating distributions.  Because the first liquidating distribution was not made until after March 31, 2008 the Fund has prepared its financial statements on a going-concern basis through that date.  (See Note 7)

Note 3.  Summary of Significant Accounting Policies

These financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets resulting from operations during the fiscal period.  Actual amounts could differ from these estimates.

Portfolio Valuation — The value of the Fund’s net assets is determined as of the last business day of each calendar month in accordance with the valuation procedures approved by the Board.  The net asset value (“NAV”) per share will equal the NAV of the Fund divided by the number of outstanding shares.

The Fund’s investments in other funds (the “Portfolio Funds”) are valued at their fair value.  Ordinarily, these will be the values determined by the investment managers of the Portfolio Funds in accordance with the Portfolio Funds’ valuation policies and as reported by the administrator of the respective Portfolio Fund.  As a general matter, the fair value of the Fund’s interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.  In cases when a Portfolio Fund does not report a value to the Fund on a timely basis, the Fund determines the fair value of its interest in that Portfolio Fund based on the most recent value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund values its assets.  As of March 31, 2008, four of the Portfolio Funds with an aggregate fair value of $6.1 million have suspended redemptions.  Accordingly, the Fund is not currently able to liquidate its investment in those Portfolio Funds.  It is not known when those Portfolio Funds will resume redemptions.

A T FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2008

The Portfolio Funds invest in a wide variety of investment grade and non-investment grade fixed-income securities, including but not limited to United States Government and Agency securities, residential and commercial mortgage-backed securities, collateralized mortgage obligations, other asset-backed securities, and debt instruments of foreign governments and other foreign issuers.  The Portfolio Funds generally employ leverage in the execution of their investment strategies and may also invest in derivative contracts on fixed-income securities, including interest rate swap agreements, futures contracts, forward contracts and over-the-counter options.  The Portfolio Funds account for their investments at fair value.

Due to the inherent uncertainty of the valuation of the Portfolio Funds, the assigned value of the Fund’s investments may differ from the value that would have been used had a ready market for the Portfolio Funds’ interests existed, and the difference could be material.

Security Transactions, Investment Income and Realized Gain and Loss — Investment transactions are accounted for on a trade date basis.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded as earned.  Identified cost of investments sold is used to determine gain and loss for both financial statement and income tax purposes.  The Fund records distributions and withdrawals from Portfolio Funds as ordinary income, capital gain or loss, or return of capital based on its analysis of the transaction in conjunction with tax and accounting information provided by the Portfolio Funds.

Risks — The Portfolio Funds invest primarily in relative value, market neutral strategies in the fixed-income markets.  Accordingly, the Fund’s investments in the Portfolio Funds are subject to the same risks to which the Portfolio Funds are subject, such as market risk, concentration of credit risk, and foreign currency fluctuations.  The Fund’s ability to make withdrawals from its investments in the Portfolio Funds is subject to certain restrictions, which vary for each respective Portfolio Fund.  These restrictions include notice requirements for withdrawals, and additional restrictions, which limit withdrawals to specified times during the year.  Additionally, the Portfolio Funds have the right to suspend redemptions.  (See “Portfolio Valuation” above)

Income Taxes — The Fund intends to be treated as a partnership for tax purposes.  Accordingly, the shareholders will report their pro rata shares of the Fund’s income or losses in their respective tax returns.  Therefore, no federal or state income tax provision is reflected in the financial statements.

Effective September 28, 2007, the Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes,” a clarification of FASB Statement No. 109, “Accounting for Income Taxes.”  FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  FIN 48 was applied to all open tax years as of the effective date.  The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

A T FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2008

Distribution Policy — The Fund is in process of liquidating its investment in all of its Portfolio Funds and intends to distribute its net assets to shareholders on a pro rata basis.  (See Note 2 and Note 7)

New Accounting Pronouncements — In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”) which is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years, FAS 157 defines Fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. At this time, management has evaluated the implications of FAS 157 and has determined that the adoption of FAS 157 will not have material impact on the Fund’s financial statements.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”).  FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures, and has not at this time determined the impact, if any, resulting from the adoption of FAS 161 on the Fund’s financial statements.

Note 4.  Advisory Fees, Servicing Fees and Other Transactions with Related Parties

Investment Adviser — Pursuant to an investment management agreement, A T Funds, LLC (the “Adviser”) serves as investment adviser to the Fund.  Treesdale Partners, LLC serves as the Fund’s subadviser (the “Subadviser”).

Administration and Other Services — Allegiance Investment Management, LLC (the “Administrator”) serves as the Fund’s administrator.  US Bancorp Fund Services, LLC (the “Sub-administrator”) provides sub-administration, portfolio accounting, and transfer agency services to the Fund.  An affiliate of the Sub-administrator provides custody services to the Fund.

The Adviser is owned equally by the Subadviser and the Administrator.  Certain officers and directors of the Adviser are also officers and/or trustees of the Fund.

The Fund pays the Adviser a management fee (the “Management Fee”) each month at the rate of 1/12 of 2% (2% on an annualized basis) of the Fund’s net assets.  The Management Fee is computed based on the net assets of the Fund on the first business day of each month, after adjustment for any subscriptions effective on that date, and is due and payable in arrears within thirty business days after the end of each month.

A T FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2008

The Adviser has agreed to limit the Fund’s total operating expenses by reducing all or a portion of its fees and reimbursing the Fund for expenses, exclusive of placement fees, sales loads, expenses incurred in connection with any merger or reorganization, short sales dividend expenses, interest, taxes, brokerage commissions, and extraordinary expenses, so that the ratio of expenses to average monthly net assets will not exceed 2.50% per annum (the “Expense Limitation”).  The Fund is permitted to carry forward the amount of fees waived and expenses paid or absorbed by the Adviser in excess of the Expense Limitation for a period not to exceed thee years from the end of the fiscal year in which they were incurred and, subject to approval of the Board, the Fund will reimburse the Adviser such amount, but only to the extent reimbursement does not cause the Fund’s ordinary operating expenses to exceed the Expense Limitation.  For the period from Inception through March 31, 2008, the Adviser waived fees and paid or absorbed expenses in the aggregate amount of $1,062,811.  It is not anticipated that the Advisor will recoup any of that amount.

Note 5.  Security Transactions

The cost of purchases and the proceeds received or to be received from sales of interests in Portfolio Funds, were $1,500,000 and $15,125,744, respectively, for the year ended March 31, 2008.

Note 6.  Share Repurchase Offers

In order to provide liquidity to shareholders, the Board approved various tender offers for the shares of the Fund effective at the end of each calendar quarter from December 31, 2005 through March 31, 2008.  For the years ended March 31, 2007 and 2008, shares in the aggregate amount of $3,736,997 and $8,912,617, respectively, were redeemed from shareholders pursuant to tender offers.

Note 7.  Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on the experience, the Fund expects the risk of loss to be remote.

A T FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2008

Note 8.  Subsequent Events

As of April 30, 2008, the Fund partially redeemed its investment in one Portfolio fund in the amount of $1,857,881.

In April 2008, the Fund paid the $3,200,000 capital redemption payable as of March 31, 2008.

In May 2008, the Fund made a liquidating distribution of $6,500,000 which was paid to all shareholders on a pro rata basis.

Report of Independent Registered Public Accounting Firm

Board of Trustees and Shareholders
A T Funds Investment Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of A T Fund of Funds (the “Fund”), the sole series of A T Funds Investment Trust as of March 31, 2008, and the related statements of operations and cash f l ows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the three years then ended and for the period from October 8, 2004 (inception) through March 31, 2005.  These i f nancial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and f i nancial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits n i cluded consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments with the portfolio managers of the nv i estment funds. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present f a irly, in all material respects, the financial position of A T Fund of Funds at March 31, 2008, the results of its operations and its cash flows for the year then ended, the changes i n its net assets for each of the two years in the period then ended, and its financial highlights for the three years then ended and for the period from October 8, 2004 (inception) through March 31, 2005, in conformity with U.S. generally accepted accounting principles.

Los Angeles, California
May 29, 2008

A T FUND OF FUNDS
ADDDITIONAL INFORMATION
MARCH 31, 2008 (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 414-765-6149 and on the SEC’s website at www.sec.gov.  The Fund’s proxy voting record for the twelve-month period ended June 30, is available without charge and upon request, by calling 414-765-6149 and on the SEC’s website at www.sec.gov.

Statement of Additional Information

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling 414-765-6149.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Approval of Advisory Contracts

In determining whether to approve the continuance for one year of the Management Agreement between the Adviser and the Trust and the Subadvisory Agreement between the Subadviser and the Adviser concerning the Fund (collectively, the “Advisory Agreements”), the Board requested and evaluated information provided by the Adviser, in accordance with Section 15(c) of the Investment Company Act.  At its March 6, 2008 meeting (the “Meeting”), the Board considered a number of factors in reviewing and recommending approval of the continuance of the Advisory Agreements, including the nature and quality of the services provided to the Fund by the Adviser and the Subadviser, the fees and expenses borne by the Fund, and the profitability of the relationship for the Adviser.

The Trustees received a memorandum provided by counsel to the Trust prior to the Meeting regarding their duties in approving the Agreements.  The Trustees were informed of the legal considerations related to their review that should be performed as part of considering whether to approve the renewal of the Agreements.  The Trustees evaluated the nature and quality of the investment advisory and other services provided to the Fund by the Adviser and Subadviser, the capability of the Adviser and Subadviser to provide those services, and the compensation received in connection with the services rendered to the Fund.  The Trustees referred to a written request that had been submitted to the Adviser and the Subadviser for certain information relevant to the Trustees’ consideration of the Agreements, a copy of which was provided to the Trustees prior to the Meeting.

A T FUND OF FUNDS
ADDDITIONAL INFORMATION
MARCH 31, 2008 (Unaudited)

The Trustees reviewed the materials and other information provided by the Adviser and the Subadviser in response to that written request, and discussed, among other things, performance information for the other funds managed by the Subadviser, the past performance of the Adviser and Subadviser and the past performance of the Fund and of a hedge fund index which the Adviser believes is a relevant index for comparison of Fund performance.  The Trustees also reviewed the nature and extent of the services provided by the Adviser and Subadviser under the Agreements, and discussed the quality and depth of the Adviser’s and Subadviser’s organizations in general and of the investment professionals that provide services to the Fund.  It was also noted that the Trustees had been provided with copies of the Adviser’s Form ADV Part I.  The Board considered the ability of the Adviser and the Subadviser to continue to provide an appropriate level of support and resources to the Fund and whether the Adviser and Subadviser had sufficiently qualified personnel.

The Trustees then reviewed the fees and expenses borne by the Fund, and considered the fee and expense limitation agreed to by the Adviser.  The Trustees reviewed the management fees charged to and expenses of comparable investment companies with a similar investment strategy and for closed-end funds, most of which were also funds-of-funds, and compared such fees and expenses with the fees charged by the Adviser.  The Trustees noted that the Subadviser would not receive any direct management fees for its services, and that (unlike many of the advisers to the comparable investment companies reviewed) the Adviser would not receive any performance fees in addition to the proposed management fees.  The Trustees also discussed the profitability of the Management Agreement and Subadvisory Agreement, respectively, to the Adviser and Subadviser.  The Trustees also discussed the structure of the management fees in conjunction with the fee and expense limitation and concluded that the management fees are structured appropriately and are at an appropriate level to benefit Fund shareholders.  Based on its review, the Board, including the Independent Trustees, concluded that the management fees are fair and reasonable.

The Board considered the factors discussed above, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.  Based on its discussions of and conclusions regarding the various factors considered, the Board determined that renewing the Agreements for another year was in the best interests of the Fund and its shareholders.

Approval of Interim Advisory Contract

At the Meeting, the Administrator informed the Board that it had entered into a purchase agreement (the “Purchase Agreement”) in which a third party had agreed to acquire 65% of the ownership of the Administrator.  Because of the Administrator’s 50% ownership of the Adviser, if the transaction contemplated by the Purchase Agreement is consummated, the Advisor will have deemed to have assigned the Management Agreement.  Accordingly, in accordance with Rule 15a-4 under the 1940 Act, the Board approved an interim advisory agreement which will take effect upon the consummation of the transaction contemplated by the Purchase Agreement.  In approving the interim advisory agreement, the Board considered the same factors described above.  If the transaction contemplated by the Purchase Agreement is consummated, the interim advisory agreement will be submitted to shareholders for their approval within 150 days thereof.

A T FUND OF FUNDS
ADDDITIONAL INFORMATION
MARCH 31, 2008 (Unaudited)

Trustees and Officers of the Trust

The Board is responsible for overseeing the Trust’s business affairs and exercising all the Trust’s powers except those reserved for shareholders.  The following tables give information about each Board member and certain officers of the Trust.  Unless otherwise noted, the persons have held their principal occupations for more than five years.  The addresses for all Trustees and officers is 300 Pacific Coast Highway, Suite 305, Huntington Beach, CA 92648, unless otherwise indicated.  Mr. Torline is considered a non-independent Trustee due to his position as Chief Executive Officer and member of the Management Committee of A T Funds, LLC, the Fund’s Adviser.  No Trustee is a director of any other public company or registered investment company.

Name, Age and Address	Position(s) with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Independent Trustees Mason D. Haupt Born: 1955	Independent Trustee	Since 2007	Private Investor (2006-present). Partner, Five Mile Capital Partners. In charge of the Housatonic Fund, a relative value, fixed income hedge fund (2003-2006). Private Investor (2002-2003).
Laurie M. O’Loughlin Born: 1959	Independent Trustee	Since 2004

Various positions with Merrill Lynch (1997-2002), including Managing Director and Global Head of Credit Products for Market Risk Management, Merrill Lynch – Capital Markets Division (1998-2002) and European Head of Debt Products for Market Risk Management, Merrill Lynch – London U.K. (1996-1998).

J. Stephan Rapp Born: 1943	Independent Trustee	Since 2004	Real Estate Developer and Member, Development Corp. of Greenwich, LLC (2003 – present); President, Parrot Properties, Inc. (1998 – present).

  Non-Independent Trustee
Mark G. Torline Born: 1956	Trustee and Chief Executive Officer	Since 2004	Chief Executive Officer, Allegiance Investment Management, LLC (the Administrator to the Fund) (1993 – present).

A T FUND OF FUNDS
ADDDITIONAL INFORMATION
MARCH 31, 2008 (Unaudited)

  Officers
Dennis Rhee Born: 1964 c/o Treesdale Partners, LLC 1325 Sixth Avenue, Suite 2302 New York, NY 10019	Chief Operating Officer and Vice President	Since 2004	Managing Partner, Investment Executive Committee member and Co-Founder of Treesdale Partners, LLC (the Subadvisor of the Fund) (2002 – present).
Yung Lim Born: 1961 c/o Treesdale Partners, LLC 1325 Sixth Avenue, Suite 2302 New York, NY 10019	Chief Investment Officer and Vice President	Since 2004	Investment Executive Committee Member and Co-Founder, Treesdale Partners, LLC (the Subadvisor of the Fund) (2002 – present).
Alexander L. Popof Born: 1955	Chief Financial Officer, Vice President, Secretary and Treasurer	Since 2004

Chief Financial Officer, Allegiance Investment Management, LLC (the Administrator of the Fund) (2004 – present); Chief Operating Officer and Chief Financial Officer, Hopkins Real Estate Group (2002 – 2004).

Sharon M. Goldberg Born: 1959	Chief Compliance Officer and Assistant Secretary	Since 2004	Chief Compliance Officer and Director of Operations, Allegiance Investment Management, LLC (the Administrator of the Fund) (2001 – present).

Item 2. Code of Ethics.

As of the end of the period covered by this report, A T Funds Investment Trust, on behalf of A T Fund of Funds, has adopted a code of ethics, as defined in Item 2 of Form N-CSR, which applies to its President and Treasurer. A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the registrant has determined that the registrant does not have an “audit committee financial expert” serving on its Audit Committee because no individual member of the Audit Committee possesses all of the technical attributes necessary to qualify as an “audit committee financial expert,” as defined by the Securities and Exchange Commission.  However, the Board has concluded that, individually and collectively, the members of the Audit Committee possess the necessary experience, financial literary, expertise and other attributes to serve effectively on the Audit Committee.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees - The aggregate fees billed for the Registrant's fiscal years ended March 31, 2007 and 2008 for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Period were $46,000 and $50,000, respectively.

(b) Audit-Related Fees - There were no audit-related fees billed in the fiscal years ended March 31, 2007 and 2008 for assurance and related services provided to the Registrant by the principal accountant that were reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4.

(c) Tax Fees - The tax fees billed in the fiscal years ended March 31, 2007 and 2008 for professional services provided to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $6,500 and $7,000, respectively.

(d) All Other Fees - The aggregate fees billed in the fiscal years ended March 31, 2007 and 2008 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item for the fiscal years ended March 31, 2007 and 2008 were $0 and $0, respectively. The nature of these services consisted of consultation with management and Fund legal counsel, discussions with the SEC examiner reviewing Registrant's Form N-2 filings, review of Form N-2 filings and the issuance of an audit consent thereon.

(e) (1) The relevant portion of the Registrant's Audit Committee Charter relating to the Audit Committee's pre-approval policies and procedures governing audit or engagements provides as follows:

(a)	PRE-APPROVAL REQUIREMENTS FOR SERVICES TO COMPANY. Before the Auditor is engaged by the Company to render audit related or permissible non-audit services, either:

(i)	The Audit Committee shall pre-approve such engagement; or

(ii)
Such engagement shall be entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (A) be  detailed as to the particular service and (B) not involve any delegation of the Audit Committee's responsibilities to management or the Advisor. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. The pre-approval policies and procedures shall include the requirement that the decisions of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next scheduled meeting.

(iii)
DE MINIMIS EXCEPTIONS TO PRE-APPROVAL REQUIREMENTS.
Pre-approval for a service provided to the Company other than audit, review or attest    services is not required if: (A) the aggregate amount of all such non-audit services provided to the Company constitutes not more than five percent (5%) of the total amount of revenues paid by the Company to the Audit during the fiscal year in which the non-audit services are provided, (B) such services were not recognized by the Company at the time of the engagement to be non-audit services, and (C) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee.

(b)	PRE-APPROVAL OF NON-AUDIT SERVICES PROVIDED TO THE ADVISOR AND OTHERS.

The Audit Committee shall pre-approve any permissible non-audit services proposed to be    provided by the Auditor to the Advisor and any entity controlling, controlled by, or under common control with the Advisor that provides ongoing audit or non-audit services to the

Company if the engagement or the nature of the services provided relate directly to the operations or financial reporting of the Company.

 APPLICATION OF DE MINIMIS EXCEPTION: The de minimis exceptions set forth above   shall apply to pre-approvals under this section as well, except that the "total amount of revenues" calculation for the purposes of this section shall be based on the total amount of revenues paid to the Auditor by the Company and any other entity that has its services approved hereunder.

(e) (2) 0%

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $6,750 in 2007 and $0 in 2008. There were no fees billed in each of the Reporting Periods for non-audit services rendered by the principal accountant to the investment adviser.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of report to shareholders under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

As of the date of the filing of this Report on Form N-CSR, Messrs. Dennis Rhee and Yung Lim are primarily responsible for the management of the Registrant's portfolio.

DENNIS RHEE Dennis Rhee is a Managing Member of the Subadviser and a member of the Subadviser's Investment Executive Committee.  Mr. Rhee co-founded the Subadviser with Yung Lim in August 2002.  Mr. Rhee is responsible for new manager due diligence, business development, and investor relations, and jointly supervises all aspects of the Subadviser's activities.

Mr. Rhee has over nineteen years of Wall Street experience in various capacities in management, sales and trading, derivatives structuring, portfolio management, risk management and designing of electronic trading systems.

Mr. Rhee served as senior vice president and head of Mortgage Backed Securities trading at Pedestal, a Reuters and Deutsche Bank sponsored electronic trading startup (February 2000 to August 2001).  Mr. Rhee worked closely with Yung Lim to create a successful online fixed income operation.  Mr. Rhee managed all aspects of Pedestal's most profitable business units, from sales and trading to negotiating strategic alliances and deals with investment banks, buy-side firms, hedge funds, and mortgage originators.  Day to day business and technical operations of the securities trading unit ultimately reported to Mr. Rhee.

Mr. Rhee was head of product management at Deutsche Bank's fixed income electronic trading division (Nov 1997 to Feb 2000) where he was responsible for new product development and sales and marketing.  Mr. Rhee initiated and established the strategic alliance between Deutsche Bank and Pedestal.  Mr. Rhee was also part of the mortgage-backed securities trading department as a trader.

Mr. Rhee gained his asset management and entrepreneurial experience at Dongsuh Securities (March 1996 to July 1997), Korea's largest securities firm at the time.  At Dongsuh, Martin Lee, an ex-Goldman colleague, and Mr. Rhee created Asia's very first hedge fund that invested in relative value fixed income strategies.

Upon receiving an MBA from the University of Chicago in 1992, Mr. Rhee joined Goldman, Sachs & Co. in New York as a fixed income derivatives specialist.  At Goldman (July 1992 to March 1996), Mr. Rhee generated top revenues in his peer group, and was then selected to head up Korea's country coverage and relocated to Goldman's Hong Kong office.

Mr. Rhee has an MBA in Finance from the University of Chicago's Graduate School of Business and a BA in Government from Cornell University's School of Arts and Sciences in 1986.

YUNG LIM Yung Lim is a Managing Member of the Subadviser and a member of the Subadviser's Investment Executive Committee.  Mr. Lim co-founded the Subadviser with Dennis Rhee in August 2002.  Mr. Lim is responsible for portfolio allocation decisions, portfolio risk analysis, manager due diligence, and jointly supervises all aspects of the Subadviser's activities.

Mr. Lim has over twenty years of experience in the fixed income markets.  His experiences include investment advisory for sophisticated portfolio strategies, advanced risk management, consulting for large fixed income institutional investors, trading analysis of complex mortgage-backed securities (MBS)/asset-backed securities (ABS) products, and developing and implementing new business initiatives.

In March 1997, Mr. Lim founded Pedestal to provide a comprehensive electronic platform serving the mortgage market (March 1997 to August 2001).  Mr. Lim guided the growth of Pedestal first as CEO and later as Chairman, making Pedestal a recognized name in the mortgage market for electronic trading.  Pedestal's growth accelerated with equity financing from Reuters, Deutsche Bank and Battery Ventures, combined with strategic agreements with Deutsche Bank, Wells Fargo and Reuters.

Mr. Lim was a senior consultant for Andrew Davidson & Co. (July 1992 to February 1997), a premier consulting and investment advisory firm specializing in fixed income markets and performing advisory work for major financial institutions.  In addition to investment strategy and risk management work, his consulting services also addressed general corporate strategy issues.  He also developed and marketed advanced analytical tools for mortgages.

Mr. Lim spent six years at Merrill Lynch (April 1987 to June 1992), working in various roles focused on the mortgage and asset-backed markets.  He was the vice president in charge of risk management for Merrill's mortgage desk, consistently one of the top three MBS/ABS dealers, managing the risk of $5 billion in trading inventory.  Prior to this role, he served a key senior portfolio strategist in the mortgage department, responsible for providing investment advice to major institutional clients.  He evaluated clients' portfolios and balance sheets using advanced analytical tools and worked with traders and customers in generating appropriate trading strategies.  During his initial years at Merrill, Mr. Lim served as a senior research analyst working on deal structuring and pricing as well as marketing of mortgage derivatives.  He also authored numerous research publications including a comprehensive monthly publication on the mortgage and asset-backed markets.

Mr. Lim has co-authored a book on advanced valuation and analysis techniques for mortgage securities titled "Collateral Mortgage Obligations," by Davidson, Ho, and Lim. He has also published various articles in major fixed-income publications, including "Bond and Mortgage Markets," edited by Frank Fabozzi.  Mr. Lim has an MBA from the University of Chicago and BS in Electrical Engineering from the California Institute of Technology.

PORTFOLIO MANAGEMENT

Material Conflicts Related to Management of Similar Accounts. The Portfolio Manager, Treesdale Partners, LLC, also provides investment advice to the Treesdale Fixed Income Fund, Ltd., Treesdale Fixed Income Fund, LP, and various other funds of hedge funds (collectively, the "Treesdale Funds") which focus on relative value strategies in the fixed income sector, having investment objectives generally similar to those of the Registrant. The Portfolio Manager's relationship with other pooled investment vehicles creates a number of conflicts of interest that are highlighted within the offering documents for each of the Treesdale Funds.

Other Accounts Managed by the Portfolio Managers. The chart below includes information regarding the Registrant's portfolio managers, as of March 1, 2008.  Specifically, it shows the number of other portfolios and assets, excluding the Registrant, managed by the Registrant's portfolio managers.

PORTFOLIO MANAGERS	REGISTERED INVESTMENT COMPANIES ($)	OTHER POOLED INVESTMENT VEHICLES ($)	OTHER ACCOUNTS ($)
Yung Lim & Dennis Rhee	0	1,928,710,000 (18 accounts)	433,000,000 (1 account)

COMPENSATION FOR THE PORTFOLIO MANAGERS

Yung Lim and Dennis Rhee, are the managing members and owners (the "Managing Members") of the Portfolio Manager and are compensated by the Portfolio Manager's ownership of A T Funds, LLC and from fees collected from the Treesdale Funds. The Portfolio Manager pays the Managing Members a fixed base annual salary along with a performance-based bonus.

A T Funds, LLC collects a fixed management fee from A T Fund of Funds, the sole series of A T Funds Investment Trust (as described within the Private Placement Memorandum for the Fund). The Portfolio Manager also collects incentive and management fees from the Treesdale Funds (as described within the Confidential Offering Memorandums for each of the Treesdale Funds).

OWNERSHIP OF SECURITIES OF THE REGISTRANT

As of March 31, 2008, Messrs. Rhee and Lim each beneficially own (via indirect ownership of A T Funds, LLC) 250 shares of the Fund, valued in the range of $10,001-$50,000.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
April 1, 2007 to April 30, 2007	N/A	N/A	N/A	N/A
May 1, 2007 to May 31, 2007	N/A	N/A	N/A	N/A
June 1, 2007 to June 30, 2007	26,495	$113.23	26,495	$0
July 1, 2007 to July 31, 2007	N/A	N/A	N/A	N/A
August 1, 2007 to August 31, 2007	N/A	N/A	N/A	N/A
September 1, 2007 to September 30, 2007	8,404	$108.43	8,404	$0
October 1, 2007 to October 31, 2007	N/A	N/A	N/A	N/A
November 1, 2007 to November 30, 2007	N/A	N/A	N/A	N/A
December 1, 2007 to December 31, 2007	17,299	$104.05	17,299	$0
January 1, 2008 to January 31, 2008	N/A	N/A	N/A	N/A
February 1, 2008 to February 29, 2008	N/A	N/A	N/A	N/A
March 1, 2008 to March 31, 2008	32,653	$98.00	32,653	$0
Total	84,851		84,851	$0
a.	The date each plan or program was announced – March 22, 2007; June 21, 2007; September 21, 2007; December 21, 2007.
b.	The dollar amount (or share or unit amount) approved – $3,000,000; $3,000,000; $1,800,000; $3,200,000.
c.
The expiration date (if any) of each plan or program – April 20, 2007 at 5:00pm Eastern time; July 20, 2007 at 5:00pm Eastern time; October 23, 2007 at 5:00pm Central time; January 21, 2008 at 5:00pm Central time

d.	Each plan or program expired during the period covered by the table.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not accept nominees to the board of directors from shareholders.

Item 11. Controls and Procedures.

(a)
The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) A copy of the Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit
filed herewith).

(a)(3) A copy of each written solicitation to purchase securities under Rule
23c-1 of the Investment Company Act of 1940 as amended (Exhibit filed herewith).

(b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of
1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit
filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) A T Funds Investment Trust

By (Signature and Title)* /s/ Mark G. Torline
Mark G. Torline
Chief Executive Officer

Date 6/6/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark G. Torline
Mark G. Torline
Chief Executive Officer

Date 6/6/08

By (Signature and Title)* /s/ Alexander L. Popof
Alexander L. Popof
Chief Financial Officer

Date 6/6/08

* Print the name and title of each signing officer under his or her signature.